SIGNIFICANT ACCOUNTING POLICIES -Share-based payment, Segment information (Details)	12 Months Ended
Dec. 31, 2023 area plan
SIGNIFICANT ACCOUNTING POLICIES
Number of share-based incentive plans | plan	2
Number of geographical areas reporting revenue | area	4